FAIR VALUE MEASUREMENTS - PIPE Forward Contract (Details)			1 Months Ended	9 Months Ended
	May 05, 2023	Oct. 06, 2022	Dec. 31, 2022	Sep. 30, 2023
FAIR VALUE MEASUREMENTS
Risk-fee interest rate	5.12%	4.00%	4.76%	5.53%
Expected term (years)	4 months 17 days	7 months 9 days	4 months 13 days	3 months
Probability of completing a business combination		90.00%	95.00%